INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue
Revenues from contracts with customers	$ 92,984,498	$ 68,231,084	$ 314,376,460	$ 226,898,734
Royalties			198,630	27,525
Right of use license			32,903,458
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 281,274,372	$ 226,871,209